Components of Income (Loss) Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 56,275	$ 22,360	$ (61,323)
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 56,275	$ 22,360	$ (61,323)